Stock options (Tables)	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted average
	Number of options	exercise price
Outstanding at October 31, 2022	11,725,000	$0.06
Granted	3,000,000	0.09
Expired	(2,400,000)	0.08
Exercised (i)	(2,550,000)	0.09
Outstanding at October 31, 2023	9,775,000	$0.06
Expired	(1,025,000)	0.12
Outstanding at October 31, 2024	8,750,000	$0.06

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
			Weighted average
				Remaining
Date of issue	Expiry date	Number of options	Exercise price	contractual life
November 13, 2020	November 13, 2025	5,750,000	$0.05	1.0
October 8, 2021	October 8, 2026	1,000,000	0.07	1.9
March 20, 2023	March 20, 2028	2,000,000	0.07	3.4
Outstanding at October 31, 2024		8,750,000	$0.06	1.7

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	2024	2023	2022
Share price at grant date	-	$0.07 - $0.12	$0.03 - $0.05
Exercise price	-	$0.07 - $0.12	$0.07
Volatility factor	-	175% - 184%	212% - 272%
Risk free interest rate	-	2.79% - 3.58%	0.97% - 4.33%
Expected life of options in years	-	1 - 5	1 - 2
Expected divided yield	-	0%	0%
Forfeiture rate	-	0%	0%
Weighted average Black Scholes value at grant date	-	$0.06 - $0.08	$0.02 - $0.03